CLAIMS AND ADVANCES (Tables)	12 Months Ended
Mar. 31, 2024
Claims And Advances
SCHEDULE OF CLAIMS AND ADVANCES

	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Refundable taxes (1)	-	86

Total	-	86

(1)	The balance represents Tax deducted by the Vendors/ Suppliers which will be refunded to the Company upon filing of income tax return for the respective year.